Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 16, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Jul. 31, 2026
C000237554
Account Value [Line Items]
Line Graph and Table Measure Name												Arrow Valtoro ETF
Accumulated Value	$ 9,220	$ 10,000	$ 9,235	$ 9,050	$ 9,180	$ 9,455	$ 9,315	$ 9,880	$ 9,810	$ 8,910	$ 8,980
CME CF Bitcoin Reference Rate
Account Value [Line Items]
Line Graph and Table Measure Name												CME CF Bitcoin Reference Rate
Accumulated Value	9,983	10,000	8,358	7,952	7,504	5,973	6,076	6,901	6,578	5,312	5,662
AI Tactical Bitcoin Index
Account Value [Line Items]
Line Graph and Table Measure Name												AI Tactical Bitcoin Index
Accumulated Value	9,343	9,999	9,591	9,381	9,823	9,811	9,488	10,116	10,113	9,170	9,174
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 9,949	$ 10,000	$ 10,011	$ 9,996	$ 10,007	$ 10,170	$ 9,991	$ 10,002	$ 10,034	$ 10,058	$ 9,927